Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

												Value of Initial Fixed $100 Investment Based On:
Year (a)	SCT Total Compen- sation for PEO Peter Jackson) ($)(1) (b)	Compen- sation Actually Paid to PEO (Peter Jackson) ($)(3)(4) (c)	SCT Total Compen -sation for PEO (Dave Rush) ($)(2) (b)	Compen- sation Actually Paid to PEO (Dave Rush) ($)(3)(4) (c)	SCT Total Compen- sation for PEO (Dave Flitman) ($)(5) (b)	Compen- sation Actually Paid to PEO (Dave Flitman) ($)(3)(4) (c)	SCT Total Compen- sation for PEO (Chad Crow) ($)(6) (b)	Compen- sation Actually Paid to PEO (Chad Crow) ($)(3)(4) (c)	Average SCT Total Compen- sation for Non- PEO NEOs ($) (d)		Average Compen- sation Actually Paid to Non-PEO NEOs ($)(3)(4) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(12) (g)	Net Income ($) (in thousands) (h)	Adjusted EBITDA ($) (in thousands) (i)

2025	8,133,324	4,033,290	—	—	—	—	—	—	3,451,111	(7)	2,085,582	252.12	194.02	435,199	1,583,800
2024	3,242,905	2,578,994	8,298,475	5,653,517	—	—	—	—	2,156,244	(8)	1,768,723	350.23	177.70	1,077,898	2,330,700
2023	—	—	8,105,991	13,901,950	—	—	—	—	3,347,899	(9)	11,327,474	409.07	157.63	1,540,555	2,899,300
2022	—	—	4,110,749	1,074,763	6,377,169	(9,262,135)	—	—	3,821,105	(10)	2,088,793	158.98	104.38	2,749,369	4,376,600
2021	—	—	—	—	10,129,559	15,899,432	257,915	22,894,748	2,947,160	(11)	7,229,729	210.02	124.83	1,725,416	3,060,300

1.
Peter Jackson was appointed Chief Executive Officer effective November 6, 2024. The amount for 2024 reflects Mr. Jackson’s total compensation for 2024.
2.
Prior to his retirement as President and Chief Executive Officer in November 2024, Dave Rush was appointed Interim Chief Executive Officer effective November 18, 2022. The amount for 2022 reflects Mr. Rush’s total compensation for 2022.
3.
The dollar amounts represent the amount of “compensation actually paid,” or CAP, to the CEO and Other Non-CEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or other NEOs, respectively, during the applicable year.
4.
For purposes of calculating CAP:
a.
For 2025 and 2024, the Total Compensation of Peter Jackson as reported in the Summary Compensation Table (“SCT”) was reduced by $6,573,062 and $1,782,722, respectively; for 2024, 2023 and 2022, the Total Compensation of Dave Rush as reported in the SCT was reduced by $6,112,772, $4,102,537 and $499,990, respectively; for 2022 and 2021, the Total Compensation of Dave Flitman as reported in the SCT was reduced by $5,315,326 and $6,842,350; for 2021, the Total Compensation of Chad Crow as reported in the SCT was not adjusted; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was reduced, on average, by $2,450,050, $1,061,282, $1,565,537, $2,099,424 and $1,601,168, respectively, reflecting the grant date fair values of stock awards granted in the applicable year.
b.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was increased by $3,578,003 and $1,264,509, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $4,335,859, $8,477,476 and $488,352, respectively; for 2022 and 2021, the SCT Total Compensation for Dave Flitman was not adjusted and increased by $12,612,223, respectively; for 2021, the SCT Total Compensation of Chad Crow was not adjusted; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was increased, on average, by $1,563,515, $773,172, $3,125,543, $2,286,140 and $3,009,696, respectively, reflecting the fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date.
c.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was decreased by $1,287,286 and $1,304,835, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush decreased by $1,099,357, was not adjusted and decreased by $2,422,441; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was not adjusted for for 2021, the SCT Total Compensation of Chad Crow was increased by $21,952,801; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was, on average, decreased by $527,931, decreased by $447,678, increased by $5,317,269, decreased by $1,369,868 and increased by $2,792,369, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.
d.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was increased by $182,311 and $1,159,137, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $231,312 increased by $1,421,019 and decreased by $601,907, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was decreased by $385,221 and not adjusted, respectively; for 2021, the SCT Total Compensation of Chad Crow was increased by $684,032; and for 2025, 2024, 2023, 2022 and 2021, the SCT Total Compensation of the other NEOs was on average, increased by $48,938, increased by $348,267, increased by $1,102,300, decreased by $549,161 and increased by
$81,672, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year.
e.
For 2022, the SCT Total Compensation of Dave Flitman was reduced by $9,938,757, reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year.

For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in the Company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) for 2025 CAP, the fair value calculations for PSUs granted in 2023 assumed a payout at 89% (based on actual payout amount as of the completion of all performance periods), and the fair value calculations for the PSUs granted in 2024 and 2025 assumed a payout at 0% and 36%, respectively, which was the probable outcome of the applicable performance conditions as of December 31, 2025, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target, (ii) for 2024 CAP, the fair value calculations for PSUs granted in 2022 assumed a payout at 184.8% (based on actual payout amount as of the completion of all performance periods), (iii) for 2023 CAP, the fair value calculations for PSUs granted in 2021 assumed a payout at 165% (based on actual payout amount as of the completion of all performance periods), and the fair value calculations for the PSUs granted in 2022 and 2023 assumed a payout at 200%, which was the probable outcome of the applicable performance conditions as of December 31, 2023, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target, (iv) for 2022 CAP, the fair value calculations for PSUs granted in 2020 assumed a payout at 220% (based on a maximum performance payout of 200% plus a 10% TSR modifier), the fair value calculations for the PSUs granted in 2021 assumed a payout at 150% for all NEOs except Mr. Rush, and the fair value calculations for the PSUs granted in 2021 to Mr. Rush assumed a payout at 120%, which was the probable outcome of the applicable performance conditions as of December 31, 2022, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target, and (v) for 2021 CAP, the fair value calculations for PSUs granted in 2020 assumed a payout at 200%, which was the probable outcome of the applicable performance conditions as of December 31, 2021, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the “Stock-Based Compensation” in Notes 2 and 10 to the Consolidated Financial Statements of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

5.
Dave Flitman was appointed as President effective January 1, 2021, and as Chief Executive Officer effective April 1, 2021. The amount for 2021 reflects Mr. Flitman’s total compensation in 2021.
6.
Chad Crow served as President and Chief Executive Officer during the entirety of 2020, and as Chief Executive Officer from January 1, 2021 to March 31, 2021, and thereafter continued to serve as a consultant to the Company. The amount for 2021 reflects Mr. Crow’s total compensation for 2021.
7.
The non-PEO NEOs in 2025 were Pete Beckmann, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Mike Hiller, Chief Talent Officer, and Gayatri Narayan, President – Technology and Digital Solutions.
8.
The non-PEO NEOs in 2024 were Pete Beckmann, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Scott Robins, President – West Division, and Johnny Cope, President – Commercial Operations.
9.
The non-PEO NEOs in 2023 were Peter Jackson, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Scott Robins, President – West Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
10.
The non-PEO NEOs in 2022 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Hiller, President – Central Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
11.
The non-PEO NEOs in 2021 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Farmer, President – Commercial Operations, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
12.
We selected the S&P 600® Building Products Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. We also use the Index for purposes of the performance graph required by Item 201 of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
8.
The non-PEO NEOs in 2024 were Pete Beckmann, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Scott Robins, President – West Division, and Johnny Cope, President – Commercial Operations.
9.
The non-PEO NEOs in 2023 were Peter Jackson, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Scott Robins, President – West Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
10.
The non-PEO NEOs in 2022 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Hiller, President – Central Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
11.
The non-PEO NEOs in 2021 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Farmer, President – Commercial Operations, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote	We selected the S&P 600® Building Products Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. We also use the Index for purposes of the performance graph required by Item 201 of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote
4.
For purposes of calculating CAP:
a.
For 2025 and 2024, the Total Compensation of Peter Jackson as reported in the Summary Compensation Table (“SCT”) was reduced by $6,573,062 and $1,782,722, respectively; for 2024, 2023 and 2022, the Total Compensation of Dave Rush as reported in the SCT was reduced by $6,112,772, $4,102,537 and $499,990, respectively; for 2022 and 2021, the Total Compensation of Dave Flitman as reported in the SCT was reduced by $5,315,326 and $6,842,350; for 2021, the Total Compensation of Chad Crow as reported in the SCT was not adjusted; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was reduced, on average, by $2,450,050, $1,061,282, $1,565,537, $2,099,424 and $1,601,168, respectively, reflecting the grant date fair values of stock awards granted in the applicable year.
b.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was increased by $3,578,003 and $1,264,509, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $4,335,859, $8,477,476 and $488,352, respectively; for 2022 and 2021, the SCT Total Compensation for Dave Flitman was not adjusted and increased by $12,612,223, respectively; for 2021, the SCT Total Compensation of Chad Crow was not adjusted; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was increased, on average, by $1,563,515, $773,172, $3,125,543, $2,286,140 and $3,009,696, respectively, reflecting the fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date.
c.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was decreased by $1,287,286 and $1,304,835, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush decreased by $1,099,357, was not adjusted and decreased by $2,422,441; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was not adjusted for for 2021, the SCT Total Compensation of Chad Crow was increased by $21,952,801; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was, on average, decreased by $527,931, decreased by $447,678, increased by $5,317,269, decreased by $1,369,868 and increased by $2,792,369, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.
d.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was increased by $182,311 and $1,159,137, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $231,312 increased by $1,421,019 and decreased by $601,907, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was decreased by $385,221 and not adjusted, respectively; for 2021, the SCT Total Compensation of Chad Crow was increased by $684,032; and for 2025, 2024, 2023, 2022 and 2021, the SCT Total Compensation of the other NEOs was on average, increased by $48,938, increased by $348,267, increased by $1,102,300, decreased by $549,161 and increased by
$81,672, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year.
e.
For 2022, the SCT Total Compensation of Dave Flitman was reduced by $9,938,757, reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 3,451,111	$ 2,156,244	$ 3,347,899	$ 3,821,105	$ 2,947,160
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,085,582	1,768,723	11,327,474	2,088,793	7,229,729
Adjustment to Non-PEO NEO Compensation Footnote
4.
For purposes of calculating CAP:
a.
For 2025 and 2024, the Total Compensation of Peter Jackson as reported in the Summary Compensation Table (“SCT”) was reduced by $6,573,062 and $1,782,722, respectively; for 2024, 2023 and 2022, the Total Compensation of Dave Rush as reported in the SCT was reduced by $6,112,772, $4,102,537 and $499,990, respectively; for 2022 and 2021, the Total Compensation of Dave Flitman as reported in the SCT was reduced by $5,315,326 and $6,842,350; for 2021, the Total Compensation of Chad Crow as reported in the SCT was not adjusted; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was reduced, on average, by $2,450,050, $1,061,282, $1,565,537, $2,099,424 and $1,601,168, respectively, reflecting the grant date fair values of stock awards granted in the applicable year.
b.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was increased by $3,578,003 and $1,264,509, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $4,335,859, $8,477,476 and $488,352, respectively; for 2022 and 2021, the SCT Total Compensation for Dave Flitman was not adjusted and increased by $12,612,223, respectively; for 2021, the SCT Total Compensation of Chad Crow was not adjusted; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was increased, on average, by $1,563,515, $773,172, $3,125,543, $2,286,140 and $3,009,696, respectively, reflecting the fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date.
c.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was decreased by $1,287,286 and $1,304,835, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush decreased by $1,099,357, was not adjusted and decreased by $2,422,441; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was not adjusted for for 2021, the SCT Total Compensation of Chad Crow was increased by $21,952,801; and the SCT Total Compensation of the other NEOs for 2025, 2024, 2023, 2022 and 2021 was, on average, decreased by $527,931, decreased by $447,678, increased by $5,317,269, decreased by $1,369,868 and increased by $2,792,369, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.
d.
For 2025 and 2024, the SCT Total Compensation of Peter Jackson was increased by $182,311 and $1,159,137, respectively; for 2024, 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $231,312 increased by $1,421,019 and decreased by $601,907, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was decreased by $385,221 and not adjusted, respectively; for 2021, the SCT Total Compensation of Chad Crow was increased by $684,032; and for 2025, 2024, 2023, 2022 and 2021, the SCT Total Compensation of the other NEOs was on average, increased by $48,938, increased by $348,267, increased by $1,102,300, decreased by $549,161 and increased by
$81,672, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year.
e.
For 2022, the SCT Total Compensation of Dave Flitman was reduced by $9,938,757, reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Most Important Financial Performance Measures

The following table lists the most important financial performance measures used in 2025 to link CAP to our CEO and our other NEOs to the Company’s performance. The financial performance measures are not ranked in order of importance. See “Compensation Discussion & Analysis — Elements of our Compensation Program” for applicable definitions of each metric and a discussion of the application of these measures in determining the compensation of our CEO and our other NEOs.

Performance Metric	Financial or Non-Financial

Adjusted EBITDA	Financial

Return on Invested Capital (“ROIC”)	Financial

TSR	Financial

Working Capital	Financial

Total Shareholder Return Amount	$ 252.12	350.23	409.07	158.98	210.02
Peer Group Total Shareholder Return Amount	194.02	177.7	157.63	104.38	124.83
Net Income (Loss)	$ 435,199,000	$ 1,077,898,000	$ 1,540,555,000	$ 2,749,369,000	$ 1,725,416,000
Company Selected Measure Amount	1,583,800,000	2,330,700,000	2,899,300,000	4,376,600,000	3,060,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (“ROIC”)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Working Capital
Peter Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,133,324	$ 3,242,905
PEO Actually Paid Compensation Amount	$ 4,033,290	2,578,994
PEO Name	Peter Jackson
Dave Rush [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		8,298,475	$ 8,105,991	$ 4,110,749
PEO Actually Paid Compensation Amount		5,653,517	13,901,950	1,074,763
PEO Name	Dave Rush
Dave Flitman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,377,169	$ 10,129,559
PEO Actually Paid Compensation Amount				(9,262,135)	15,899,432
PEO Name	Dave Flitman
Chad Crow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					257,915
PEO Actually Paid Compensation Amount					22,894,748
PEO Name	Chad Crow
PEO | Peter Jackson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,573,062)	(1,782,722)
PEO | Peter Jackson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,578,003	1,264,509
PEO | Peter Jackson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,287,286)	(1,304,835)
PEO | Peter Jackson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,311	1,159,137
PEO | Dave Rush [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,112,772)	(4,102,537)	(499,990)
PEO | Dave Rush [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,335,859	8,477,476	488,352
PEO | Dave Rush [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,099,357)		(2,422,441)	(2,422,441)
PEO | Dave Rush [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		231,312	1,421,019	(601,907)
PEO | Dave Flitman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,315,326)	(6,842,350)
PEO | Dave Flitman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,612,223
PEO | Dave Flitman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(385,221)
PEO | Dave Flitman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,938,757)
PEO | Chad Crow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					21,952,801
PEO | Chad Crow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					684,032
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,450,050)	(1,061,282)	(1,565,537)	(2,099,424)	(1,601,168)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,563,515	773,172	3,125,543	2,286,140	3,009,696
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(527,931)	(447,678)	5,317,269	(1,369,868)	2,792,369
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 48,938	$ 348,267	$ 1,102,300	$ (549,161)	$ 81,672